Average Annual Total Returns (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares)	12 Months Ended
Oct. 31, 2011
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.77%
Five Years	2.33%
Ten Years	5.20%
Inception Date	Mar. 29, 1985
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.04%
Five Years	1.21%
Ten Years	4.16%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.70%
Five Years	1.49%
Ten Years	4.00%
MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.14%)
Five Years	(4.72%)
Ten Years	4.67%
Dow Jones U.S. Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Ten Years	3.90%
STAR Composite Average
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.90%)
Five Years	1.15%
Ten Years	3.72%
Barclays U.S. Aggregate Bond Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
STAR Composite Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.87%
Five Years	2.64%
Ten Years	5.01%
MSCI US Broad Market Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Ten Years	none